Income Taxes - Summary of Tax Effects of Significant Temporary Differences Resulted in Deferred Income Tax Assets and Liability (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
Deferred income tax assets after set off	$ 152	$ 160
Deferred income tax liabilities after set off	$ (149)	$ (153)